Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2017
Shareholders' equity
Schedule of issued and outstanding share capital

	March 31, 2017	March 31, 2016
Common stock issued:
Class A ordinary shares	22,104,012	21,092,619
Class B ordinary shares	11,436,022	12,086,022
Less: Common stock held in treasury	(93,813)	(35,579)

Common stock outstanding	33,446,221	33,143,062